OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses and advanced payments	$ 2,939	$ 5,407
Government authorities	903	919
Deposits with escrow agent (see also Note 1b5)	1,760	1,760
Derivative instruments		152
Other receivables	1,721	1,059
Other accounts receivable and prepaid expenses, total	$ 7,323	$ 9,297